Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
Commitments and Contingencies

4 - Commitments and Contingencies

Contingent Earnout Liabilities - Travora Earnout Consideration

As part of the Travora Networks, Inc. (“TNI”) acquisition on February 6, 2013, the Company agreed to issue additional cash to the sellers, contingent upon TNI meeting certain publisher retention goals and revenue performance targets.

Publisher Retention Earnout Payments

The Seller shall be entitled to receive, in two installments, Publisher Retention Earnout Payments equaling, in the aggregate, up to $1,000,000.   In the event that the number of Publishers retained by TNI for the initial 180 day period following the Closing Date is equal to or exceeds eighty-five percent (85%) of the Baseline Number of Publishers, the Company shall pay to the Seller an amount equal to the product of $500,000 multiplied by a fraction, the numerator of which is the actual number of Publishers retained by the Company and the denominator of which is the Baseline Number of Publishers.

In the event that the number of Publishers retained by the Company for the second 180 day period following the Closing Date is equal to or exceeds the Baseline Number of Publishers, the Company shall pay to the Seller an amount equal to the product of $500,000 multiplied by a fraction, the numerator of which is the actual number of Publishers retained and the denominator of which is Baseline Number of Publishers.

Notwithstanding the foregoing, if any three (3) of the Seller’s Major Publishers, in the aggregate, cease doing business with TNI during the initial publisher retention earnout period, then no initial publisher retention earnout payment or second publisher retention earnout payment shall be paid to the Seller and if during the second publisher retention earnout period, then no second publisher retention earnout payment shall be paid to the Seller.

The estimated fair value of the Publisher Retention Earnout Payments contingent earnout consideration on the acquisition date was $67,747 on the acquisition date and $67,747 as of March 31, 2013.

Revenue Goal Earnout Payments

The Seller shall be entitled to receive, in two installments, Revenue Goal Earnout Payments equaling, in the aggregate, up to $2,000,000.  In the event that Ad Network Revenue for the period beginning on January 1, 2013 and ending on June 30, 2013 is equal to or exceeds $5,159,700, the Company shall pay to the Seller an amount equal to the lesser of the product of $1,000,000 multiplied by a fraction, the numerator of which is the actual Ad Network Revenue achieved during the Initial Revenue Goal Earnout Period and the denominator of which is $5,733,000 and $1,000,000.

In the event that Ad Network Revenue for the period beginning on July 1, 2013 and ending on December 31, 2013 is equal to or exceeds $6,407,100, the Company shall pay to the Seller an amount equal to the lesser of the product of $1,000,000 multiplied by a fraction, the numerator of which is the actual Ad Network Revenue achieved during the Second Revenue Goal Earnout Period and the denominator of which is $7,119,000 and $1,000,000.

The estimated fair value of the Revenue Goal Earnout Payments contingent consideration on the acquisition date was $1,315,081 on the acquisition date and $1,315,081 as of March 31, 2013.

Operating Leases - In January 2012, the Company entered into an operating lease agreement that commenced February 2012 for its office facility in Glendale which expires on February 19, 2014. In March, 2013, the Company entered into an operating lease agreement that commences on substantial completion estimated to be May 1st for its office facility in New York which expires 61 months after commencement.  On May 1st, the Company entered into an operating lease agreement that commences on May 1st 2013 for its office facility in Newport Beach which expires on April 30th 2014.

5 - Commitments and Contingencies

Operating Leases - In January 2012, the Company entered into an operating lease agreement that commenced February 2012 for its primary offices in Glendale, California which expires on February 19, 2014.

Future minimum lease commitments are as follows:

Years ending December 31,	Amount
2013	115,767
2014	15,391
$ 131,158